DERIVATIVE LIABILITY: weighted average pricing model (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	May 25, 2012	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price		$ 0.50
Stock Price	$ 0.35	$ 0.45	$ (0.50)
Risk-free interest rate	2.52%	0.25%
Expected volatility	78.70%	123.68%
Expected life (in years)		4 years 6 months
Expected dividend yield	0.00%	0.00%
Fair value of Derivative Liability	$ 1,462,607	$ 398,603		$ 0
At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Price	$ 0.35	$ 0.50
Risk-free interest rate	2.52%	0.25%
Expected volatility	78.70%	198.75%
Expected life (in years)	5 years	5 years
Expected dividend yield	0.00%	0.00%
Fair value of Derivative Liability	$ 1,249,025	$ 523,458
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.60
Expected life (in years)	5 years
Maximum [Member] | At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.63	$ 0.70
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.34
Expected life (in years)	4 years 6 months
Minimum [Member] | At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.60	$ 0.63